Item 1. Schedule of Investments:

----------------------------------------------------

Putnam Utilities Growth and Income Fund
The fund's portfolio
7/31/05 (Unaudited)
		-
COMMON STOCKS (89.3%)(a)
			Shares	Value

Cable Television (0.6%)

Comcast Corp. Class A (Special) (NON)			43,000	$1,290,000
Jupiter Telecommunications Co., Ltd. (Japan) (NON)			1,265	1,054,893
Jupiter Telecommunications Co., Ltd. 144A (Japan) (NON)			605	504,514
Rogers Communications Class B (Canada)			12,400	457,779

				3,307,186

Coal (1.2%)

CONSOL Energy, Inc. (S)			53,888	3,629,896
Peabody Energy Corp.			52,522	3,452,796

				7,082,692

Conglomerates (0.6%)

Vivendi Universal SA (France)			96,140	3,065,003
Vivendi Universal SA 144A (France)			16,988	541,588

				3,606,591

Electric Utilities (52.8%)

Alliant Energy Corp.			191,398	5,569,682
Ameren Corp. (S)			194,332	10,808,746
American Electric Power Co., Inc.			104,744	4,053,593
Consolidated Edison, Inc. (S)			219,281	10,560,573
Constellation Energy Group, Inc.			195,048	11,743,840
Dominion Resources, Inc.			408,493	30,171,293
DPL, Inc.			183,151	5,054,968
DTE Energy Co.			152,960	7,189,120
Edison International			559,889	22,888,262
Entergy Corp.			391,411	30,506,573
Exelon Corp.			620,952	33,233,343
FirstEnergy Corp. (S)			167,738	8,349,998
FPL Group, Inc.			528,929	22,807,418
Great Plains Energy, Inc.			107,267	3,481,887
Iberdrola SA (Spain)			55,227	1,410,549
Northeast Utilities			137,082	2,958,230
PG&E Corp.			882,570	33,211,109
Pike Electric Corp. (NON)			69,851	1,007,950
PPL Corp.			180,512	11,115,929
Progress Energy, Inc. (S)			196,679	8,773,850
Public Service Enterprise Group, Inc.			214,538	13,794,793
SCANA Corp.			55,330	2,325,520
Sierra Pacific Resources (NON) (S)			784,251	10,179,578
Southern Co. (The)			223,811	7,831,147
Wisconsin Energy Corp.			224,505	9,013,876
XCEL Energy, Inc. (S)			165,054	3,203,698

				311,245,525

Natural Gas Utilities (4.9%)

Equitable Resources, Inc.			88,094	6,259,079
MDU Resources Group, Inc.			153,773	4,720,831
NiSource, Inc. (S)			59,225	1,438,575
Sempra Energy			255,347	10,852,248
Williams Cos., Inc. (The)			254,944	5,415,011

				28,685,744

Oil & Gas (0.2%)

Questar Corp.			20,700	1,452,726

Power Producers (0.7%)

AES Corp. (The) (NON)			275,900	4,428,195

Publishing (--%)

Yellow Pages (Singapore), Ltd. (Singapore)			385,000	296,261

Regional Bells (5.5%)

BellSouth Corp. (S)			197,068	5,439,077
SBC Communications, Inc. (S) (SEG)			397,365	9,715,574
Telus Corp. (Canada)			139,432	4,866,526
Verizon Communications, Inc. (S)			359,224	12,296,238

				32,317,415

Telecommunications (19.2%)

ALLTEL Corp.			18,067	1,201,456
American Tower Corp. Class A (NON) (S)			137,707	3,164,507
BCE, Inc. (Canada)			54,469	1,317,619
CenturyTel, Inc.			62,047	2,132,555
Digi.com Berhad (Malaysia) (NON)			570,000	927,563
Fastweb (Italy) (NON)			43,042	1,868,291
France Telecom SA (France)			248,832	7,697,199
France Telecom SA 144A (France)			37,911	1,172,713
Hellenic Telecommunication Organization (OTE) SA (Greece)			307,768	6,279,575
KT Freetel Co., Ltd. (South Korea)			22,640	597,308
Magyar Telekom Rt (Hungary)			187,512	837,257
Mobistar SA (Belgium)			57,079	4,471,298
Maroc Telecom 144A (Morocco)			60,070	587,288
Nextel Communications, Inc. Class A (NON)			251,503	8,752,304
Nextel Partners, Inc. Class A (NON) (S)			25,900	644,910
Nippon Telegraph & Telephone (NTT) Corp. (Japan)			584	2,572,687
NTT DoCoMo, Inc. (Japan)			2,849	4,420,653
PanAmSat Holding Corp.			112,918	2,286,590
Partner Communications Co., Ltd. (Israel) (NON)			88,826	741,854
Sprint Corp. (FON Group) (S)			306,160	8,235,704
StarHub, Ltd. (Singapore)			1,206,000	1,378,903
Telecom Corp. of New Zealand, Ltd. (New Zealand)			700,833	3,016,056
Telefonica SA (Spain)			859,598	14,500,907
Telefonos de Mexico SA de CV (Telmex) ADR Ser. L (Mexico)			48,284	930,433
Telenor ASA (Norway)			433,408	3,747,988
Vodafone Group PLC (United Kingdom)			11,465,256	29,568,735

				113,052,353

Telephone (2.8%)

Belgacom SA (Belgium)			42,846	1,520,506
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)			1,888,000	2,896,711
Koninklijke (Royal) KPN NV (Netherlands)			705,185	6,149,291
Koninklijke (Royal) KPN NV 144A (Netherlands)			70,000	610,408
PT Telekomunikasi (Indonesia)			799,000	457,012
TDC A/S (Denmark)			86,678	3,903,016
Telekom Malaysia Berhad (Malaysia)			385,000	1,117,732

				16,654,676

Water Utilities (0.8%)

Aqua America, Inc.			101,272	3,247,793
Southwest Water Co. (S)			100,380	1,287,875

				4,535,668

Total common stocks (cost $393,812,916)				$526,665,032

CORPORATE BONDS AND NOTES (6.8%)(a)
			Principal amount	Value

Electric Utilities (2.8%)

AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013			$810,000	$833,407
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013			165,000	169,265
Appalachian Power Co. sr. notes Ser. K, 5s, 2017			100,000	97,776
Carolina Power & Light Co. 1st mtge. 5.7s, 2035			950,000	984,084
CenterPoint Energy Houston Electric, LLC general ref. mtge. Ser. M2, 5 3/4s, 2014			50,000	52,333
Cleveland Electric Illuminating Co. (The) sec. notes Ser. D, 7.43s, 2009			95,000	104,382
Connecticut Light & Power Co. 1st mtge. Ser. D, 7 7/8s, 2024			430,000	560,704
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013			585,000	595,689
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013			50,000	50,598
Detroit Edison Co. 144A 1st mtge. 5.45s, 2035			715,000	710,413
DPL, Inc. sr. notes 6 7/8s, 2011			300,000	327,750
Duquesne Light Co. 1st mtge. Ser. O, 6.7s, 2012			275,000	299,908
Entergy Arkansas, Inc. 1st mtge. 5.4s, 2018			525,000	520,960
FirstEnergy Corp. notes Ser. B, 6.45s, 2011			895,000	962,458
FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031			70,000	84,187
Florida Power & Light Co. 1st mtge. 5.95s, 2033			645,000	708,533
Florida Power Corp. 1st mtge. 5.9s, 2033			465,000	494,379
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013			155,000	165,066
Kansas Gas & Electric 144A bonds 5.647s, 2021			400,000	395,152
MidAmerican Energy Holdings Co. sr. notes 4 5/8s, 2007			430,000	429,443
Monongahela Power Co. 1st mtge. 5s, 2006			195,000	195,816
Nevada Power Co. 2nd mtge. 9s, 2013			47,000	52,758
Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015			325,000	333,125
Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008			740,000	805,310
NiSource Finance Corp. company guaranty 7 7/8s, 2010			10,000	11,297
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033			390,000	474,362
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2015			410,000	447,386
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012			355,000	383,802
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			665,000	719,854
Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014			845,000	834,107
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013			70,000	72,388
Pepco Holdings, Inc. notes 5 1/2s, 2007			470,000	477,475
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012			178,984	183,697
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007			10,000	10,661
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009			248,000	266,529
Public Service Co. of New Mexico sr. notes 4.4s, 2008			50,000	49,412
Public Service Electric & Gas Co. 1st mtge. FRN 6 3/8s, 2008			240,000	250,160
Public Service Electric & Gas Co. sec. notes 5s, 2014			610,000	612,012
Rochester Gas & Electric notes 6 3/8s, 2033			185,000	211,636
Southern California Edison Co. 1st mtge. 6s, 2034			55,000	59,733
Southern California Edison Co. 1st mtge. 5s, 2016			35,000	34,960
Southern California Edison Co. 1st mtge. 5s, 2014			120,000	120,786
Southern Power Co. sr. notes Ser. D, 4 7/8s, 2015			275,000	270,127
Tampa Electric Co. notes 6 7/8s, 2012			260,000	289,072
TransAlta Corp. notes 6 3/4s, 2012 (Canada)			815,000	884,703
Wisconsin Electric Power notes 4 1/2s, 2013			195,000	190,433

				16,788,088

Natural Gas Utilities (0.4%)

Atmos Energy Corp. notes 4.95s, 2014			70,000	68,808
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011			120,000	135,741
Consolidated Natural Gas Co. sr. notes 5s, 2014			1,425,000	1,415,051
National Fuel Gas Co. notes 5 1/4s, 2013			260,000	261,658
Texas Eastern Transmission, LP sr. notes 7s, 2032			240,000	284,559

				2,165,817

Oil & Gas (--%)

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012			55,000	55,826

Power Producers (0.2%)

Mission Energy Holding Co. sec. notes 13 1/2s, 2008			975,000	1,165,125

Regional Bells (0.9%)

Ameritech Capital Funding company guaranty 6 1/4s, 2009			605,000	633,556
Bellsouth Capital Funding notes 7 3/4s, 2010			390,000	438,287
BellSouth Corp. bonds 5.2s, 2014			915,000	927,948
Bellsouth Telecommunications debs. 6 3/8s, 2028			120,000	129,872
Michigan Bell Telephone Co. debs. 7.85s, 2022			25,000	30,403
Telus Corp. notes 8s, 2011 (Canada)			570,000	658,145
Verizon Global Funding Corp. notes 7 3/4s, 2030			105,000	132,919
Verizon New England, Inc. sr. notes 6 1/2s, 2011			2,060,000	2,209,321
Verizon New Jersey, Inc. debs. 8s, 2022			55,000	66,323

				5,226,774

Telecommunications (2.3%)

AT&T Wireless Services, Inc. notes 8 1/8s, 2012			460,000	543,292
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031			160,000	221,046
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011			1,740,000	1,993,161
British Telecommunications PLC notes 8 3/8s, 2010 (United Kingdom)			570,000	663,069
Deutsche Telekom International Finance BV bonds 8 1/2s, 2010 (Germany)			410,000	467,881
Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)			1,625,000	2,173,689
Deutsche Telekom International Finance BV notes 5 1/4s, 2013 (Germany)			195,000	199,403
France Telecom notes 9 1/4s, 2031 (France)			490,000	674,806
France Telecom notes 7 3/4s, 2011 (France)			570,000	652,762
Sprint Capital Corp. company guaranty 7 5/8s, 2011			1,750,000	1,975,026
Sprint Capital Corp. company guaranty 6.9s, 2019			55,000	62,272
Sprint Capital Corp. company guaranty 6 7/8s, 2028			1,220,000	1,378,793
Sprint Capital Corp. notes 8 3/8s, 2012			45,000	53,368
Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg)			770,000	819,492
Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)			95,000	95,537
Telecom Italia Capital SA 144A company guaranty 4s, 2010 (Luxembourg)			245,000	234,627
Vodafone Group PLC notes 7 7/8s, 2030 (United Kingdom)			1,000,000	1,313,771

				13,521,995

Telephone (0.2%)

Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)			275,000	376,149
Telefonica Europe BV company guaranty 7 3/4s, 2010 (Netherlands)			950,000	1,078,686

				1,454,835

Total corporate bonds and notes (cost $38,685,403)				$40,378,460

WARRANTS (0.5%)(a)(NON)
	Expiration date		Number of Warrants	Value

Hanaro Telecom, Inc. 144A Structured Exercise Call Warrants (issued by UBS AG) (South Korea)	9/05/05		308,274	$836,379
KT Corp. 144A Structured Exercise Call Warrants (issued by UBS AG) (South Korea)	1/13/06		43,537	1,853,450

Total warrants (cost $2,614,771)				$2,689,829

SHORT-TERM INVESTMENTS (12.7%)(a)
			Principal Amount/Shares	Value

Short-term investments held as collateral for loaned securities with yields ranging from 2.30% to 3.46% and due dates ranging from August 1, 2005 to August 17, 2005 (d)			$58,326,229	$58,308,200
Putnam Prime Money Market Fund (e)			16,768,591	16,768,591

Total short-term investments (cost $75,076,791)				$75,076,791

TOTAL INVESTMENTS
Total investments (cost $510,189,881) (b)				$644,810,112

Putnam Utilities Growth and Income Fund
FORWARD CURRENCY CONTRACTS TO BUY at 7/31/05 (aggregate face value $10,742,786) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$201,258	$196,517	10/19/05	$4,741
British Pound	5,802,362	5,934,181	9/21/05	(131,819)
Hong Kong Dollar	82,562	82,500	8/17/05	62
Japanese Yen	1,425,004	1,521,455	8/17/05	(96,451)
Swedish Krona	1,508,185	1,567,592	9/21/05	(59,407)
Swiss Franc	1,396,173	1,440,541	9/21/05	(44,368)

Total				$(327,242)

Putnam Utilities Growth and Income Fund
FORWARD CURRENCY CONTRACTS TO SELL at 7/31/05 (aggregate face value $19,204,099) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$1,714,424	$1,765,414	9/21/05	$50,990
Canadian Dollar	2,587,189	2,599,509	10/19/05	12,320
Danish Krone	2,094,291	2,124,830	9/21/05	30,539
Euro	8,021,934	8,087,257	9/21/05	65,323
Hong Kong Dollar	24,043	24,025	8/17/05	(18)
Mexican Peso	27,479	26,716	10/19/05	(763)
New Zealand Dollar	2,055,055	2,033,533	10/19/05	(21,522)
Norwegian Krone	2,579,624	2,542,815	9/21/05	(36,809)

Total				$100,060

Putnam Utilities Growth and Income Fund
FUTURES CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	9	$1,037,812	Sep-05	$(4,682)
U.S. Treasury Note 2 yr (Short)	10	2,064,844	Sep-05	9,995
U.S. Treasury Note 5 yr (Long)	75	8,040,234	Sep-05	(51,129)
U.S. Treasury Note 10 yr (Long)	4	443,938	Sep-05	(11,248)

Total				$(57,064)

Putnam Utilities Growth and Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)

	Notional	Unrealized
	amount	appreciation
Agreement with Deutsche Bank AG effective July 22, 2005, maturing on September 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 41 basis points times the notional amount. Upon a credit default event of France Telecomm, 7.75%, 3/1/2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of France Telecomm, 7.75%, 3/1/2011.	$680,000	$286

	NOTES
(a)	Percentages indicated are based on net assets of $589,699,716.

(b)

The aggregate identified cost on a tax basis is $511,750,458, resulting in gross unrealized appreciation and depreciation of $144,504,277 and $11,444,623, respectively, or net unrealized appreciation of $133,059,654.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at July 31, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2005.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At July 31, 2005, the value of securities loaned amounted to $56,159,352.  The fund received cash collateral of $58,308,200, which is pooled with collateral of other Putnam funds into 26 issues of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $225,555 for the period ended July 31, 2005.  During the period ended July 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $170,285,310 and $163,969,455, respectively.

	At July 31, 2005, liquid assets totaling $10,826,970 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

	The rates shown on Floating Rate Notes (FRN) are the current interest rates at July 31, 2005.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at July 31, 2005: (as a percentage of Portfolio Value)

	Belgium	1.0%
	Canada	1.4
	Denmark	0.7
	France	2.4
	Germany	0.5
	Greece	1.1
	Hong Kong	0.5
	Japan	1.5
	Netherlands	1.4
	New Zealand	0.5
	Norway	0.6
	South Korea	0.6
	Spain	2.7
	United Kingdom	5.4
	United States	78.1
	Other	1.6

	Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets.  If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

	At July 31, 2005, fair value pricing was used for certain foreign securities in the portfolio.

	Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

	Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service.  The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.  Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments.  In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.  Risks may exceed amounts recognized on the statement of assets and liabilities.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.  In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005